Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accounts Payable

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Suppliers and contractors (Note 28)	85,903	75,322
Taxes (Note 27)	1,741	2,330
Carriers and other customers (Note 28)	1,469	1,336
Related parties (Notes 25 and 28)	200	300
Others	10,405	3,125
	99,718	82,413